LIMITED PARTNERS EQUITY	12 Months Ended
Dec. 31, 2018
Disclosure Text Block [Abstract]
LIMITED PARTNERS EQUITY

16. LIMITED PARTNERS’ EQUITY

Limited partners’ equity

As at December 31, 2018, 178,821,204 LP Units were outstanding (December 31, 2017: 180,388,361) including 56,068,944 (December 31, 2017: 56,068,944) held by Brookfield. Brookfield owns all general partnership interests in Brookfield Renewable representing a 0.01% interest.

During the year ended December 31, 2018, 289,641 LP Units (2017: 302,037 LP Units) were issued under the distribution reinvestment plan at a total cost of 8 million (2017: $10 million).

As at December 31, 2018, Brookfield Asset Management’s direct and indirect interest of 185,727,567 LP Units and Redeemable/Exchangeable partnership units represents approximately 60% of Brookfield Renewable on a fully-exchanged basis and the remaining approximate 40% is held by public investors.

On an unexchanged basis, Brookfield holds a 31% direct limited partnership interest in Brookfield Renewable, a 42% direct interest in BRELP through the ownership of Redeemable/Exchangeable partnership units and a direct 1% GP interest in BRELP as at December 31, 2018.

In December 2018, Brookfield Renewable renewed its normal course issuer bid in connection with its LP Units. Under this normal course issuer bid Brookfield Renewable is permitted to repurchase up to 8.9 million LP Units, representing approximately 5% of the issued and outstanding LP Units, for capital management purposes. The bid will expire on December 30, 2019, or earlier should Brookfield Renewable complete its repurchases prior to such date. Under the prior normal course issuer bid that expired on December 28, 2018, Brookfield Renewable had repurchased 1,856,798 LP Units, on the Toronto Stock Exchange and the New York Stock Exchange, at a total cost of $51 million (2017: $nil). An additional 20,000 LP Units were repurchased on December 28, 2018 but not cancelled as at December 31, 2018.

Distributions

The composition of the distributions are presented in the following table:

(MILLIONS)	2018	2017
Brookfield	$110	$101
External LP Unitholders	245	227
	$355	$328

In February 2019, unitholder distributions were increased to $2.06 per LP Unit on an annualized basis, an increase of $0.10 per LP Unit, which will take effect on the distribution payable in March 2019.